Consolidated Statement of Shareholders' Equity (USD $)	Total	Ordinary shares [Member]	Paid - in capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2013	$ 9,005,370	$ 4,830	$ 8,488,970	$ 511,570
Balance (in shares) at Dec. 31, 2013		4,829,826
Shares sold to officer	2,000,009	190	1,999,819
Shares sold to officer, Shares		190,477
Stock-based compensation	139,738		139,738
Net income	618,322			618,322
Balance at Jun. 30, 2014	$ 11,763,439	$ 5,020	$ 10,628,527	$ 1,129,892
Balance (in shares) at Jun. 30, 2014		5,020,303